Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill
Goodwill	$ 81,674
Impairment	(80,137)
Exchange differences	(1,537)
Marketing solutions
Goodwill
Goodwill	53,024
Impairment	(53,024)
Enterprise solutions
Goodwill
Goodwill	28,650
Impairment	(27,113)
Exchange differences	$ (1,537)